Share-Based Payments (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Jan. 31, 2015	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding, Beginning Balance	23,351,037	13,890,205	14,866,038
Shares, Granted	1,093,175	9,793,332	741,250
Shares, Exercised	(3,750)	(33,750)	0
Shares, Canceled		0	(25,000)
Shares, Forfeited	(101,250)	(72,500)	(551,250)
Shares, Expired	(349,204)	(226,250)	(1,140,833)
Shares, Outstanding, Ending Balance	23,990,008	23,351,037	13,890,205	14,866,038
Shares, Vested and expected to vest	23,990,008	23,351,037	13,890,205
Shares, Exercisable	17,031,966	13,564,577	11,344,454
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 1.01	$ 0.85	$ 0.88
Weighted Average Exercise Price, Granted	$ 0.72	$ 1.23	$ 0.41
Weighted Average Exercise Price, Exercised	$ 0.49	$ 0.63	$ 0
Weighted Average Exercise Price, Canceled		$ 0	$ 0.62
Weighted Average Exercise Price, Forfeited	$ 0.96	$ 0.82	$ 0.72
Weighted Average Exercise Price, Expired	$ 1.04	$ 0.73	$ 0.95
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 1.00	$ 1.01	$ 0.85	$ 0.88
Weighted Average Exercise Price, Vested and expected to vest	$ 1.00
Weighted Average Exercise Price, Exercisable	$ 0.91	$ 0.85	$ 0.86
Weighted Average Remaining Contractual Term, Outstanding (in years)	6 years 7 months 6 days	7 years 6 months	7 years	7 years 7 months 6 days
Weighted Average Remaining Contractual Life (Years), Granted	5 years 10 months 24 days
Weighted Average Remaining Contractual Life (Years), Vested and expected to vest	6 years 7 months 6 days	7 years 6 months	7 years
Weighted Average Remaining Contractual Life (Years), Exercisable	5 years 9 months 18 days	6 years 1 month 6 days	6 years 10 months 24 days
Aggregate Intrinsic Value, Outstanding, Beginning Balance	$ 985	$ 89,000	$ 0
Aggregate Intrinsic Value, Granted	0
Aggregate Intrinsic Value, Outstanding, Ending Balance	63	985	89,000	0
Aggregate Intrinsic Value, Vested and expected to vest	63	985,000	89,000
Aggregate Intrinsic Value, Exercisable	$ 62	$ 927,000	$ 54,000
Non-Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding, Beginning Balance	765,000	765,000	1,410,000
Shares, Granted	80,000	0	130,000
Shares, Exercised	0	0	0
Shares, Canceled		0	0
Shares, Forfeited	0	0	0
Shares, Expired	(150,000)	0	(775,000)
Shares, Outstanding, Ending Balance	695,000	765,000	765,000
Shares, Vested and expected to vest	695,000	765,000	765,000
Shares, Exercisable	487,500	522,292	458,334
Directors and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding, Beginning Balance	22,586,037	13,125,205	13,456,038
Shares, Granted	1,013,175	9,793,332	611,250
Shares, Exercised	(3,750)	(33,750)	0
Shares, Canceled		0	(25,000)
Shares, Forfeited	(101,250)	(72,500)	(551,250)
Shares, Expired	(199,204)	(226,250)	(365,833)
Shares, Outstanding, Ending Balance	23,295,008	22,586,037	13,125,205
Shares, Vested and expected to vest	23,295,008	22,586,037	13,125,205
Shares, Exercisable	16,544,466	13,042,285	10,886,120